Cover	Dec. 02, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2020
Current Fiscal Year End Date	--01-31
Entity File Number	001-38609
Entity Registrant Name	KLX ENERGY SERVICES HOLDINGS, INC.
Entity Central Index Key	0001738827
Entity Tax Identification Number	36-4904146
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1415 Louisiana Street
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	518-4094
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	KLXE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false